Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities - Unrealized Gains (Losses) On Marketable Investment Securities (Details) - USD ($)
$ in Thousands
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated net unrealized gains (losses)
Accumulated net unrealized gains, before tax, in accumulated other comprehensive income (loss)	$ 123	$ 19,728	$ 43,196
Accumulated net unrealized gains, net of tax, in accumulated other comprehensive income (loss)	1,000	12,000	28,000
Components of available-for-sale investments
Debt securities	4,720	141,335	1,401,145
Total marketable investment securities	86,819	223,615	1,478,115
Unrealized Gains (Losses) on Marketable Investment Securities
Unrealized Gains	123	20,039	43,352
Unrealized Losses		(311)	(156)
Unrealized Gains Losses, Net	123	19,728	43,196
Contractual maturities of restricted and non-restricted marketable investment securities
Debt securities with contractual maturities within one year	69,000	127,000
Debt securities with contractual maturities extending longer than one year through and including five years	18,000	63,000
U.S. Treasury and agency securities
Accumulated net unrealized gains (losses)
Accumulated net unrealized gains, before tax, in accumulated other comprehensive income (loss)	118	(133)	(4)
Components of available-for-sale investments
Debt securities	82,290	82,124	58,254
Unrealized Gains (Losses) on Marketable Investment Securities
Unrealized Gains	118	2	7
Unrealized Losses		(135)	(11)
Unrealized Gains Losses, Net	118	(133)	(4)
Commercial paper
Components of available-for-sale investments
Debt securities			65,696
Corporate securities
Accumulated net unrealized gains (losses)
Accumulated net unrealized gains, before tax, in accumulated other comprehensive income (loss)	5	(171)	5,463
Components of available-for-sale investments
Debt securities	4,529	90,838	1,247,403
Unrealized Gains (Losses) on Marketable Investment Securities
Unrealized Gains	5	3	5,608
Unrealized Losses		(174)	(145)
Unrealized Gains Losses, Net	$ 5	(171)	5,463
Other (including restricted)
Accumulated net unrealized gains (losses)
Accumulated net unrealized gains, before tax, in accumulated other comprehensive income (loss)		(2)
Components of available-for-sale investments
Debt securities		17,382	55,788
Unrealized Gains (Losses) on Marketable Investment Securities
Unrealized Losses		(2)
Unrealized Gains Losses, Net		(2)
Equity Securities
Accumulated net unrealized gains (losses)
Accumulated net unrealized gains, before tax, in accumulated other comprehensive income (loss)		20,034	37,737
Components of available-for-sale investments
Equity securities		33,271	50,974
Unrealized Gains (Losses) on Marketable Investment Securities
Unrealized Gains		20,034	37,737
Unrealized Gains Losses, Net		$ 20,034	$ 37,737